Banks and Other Borrowings - Schedule of Bank and Other Borrowings (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Debt Instrument [Line Items]
Bank and other borrowings	$ 17,179,545	$ 2,211,665	$ 20,073,967
Bank of Ningbo Co., Ltd [Member]
Debt Instrument [Line Items]
Type	Bank borrowing
Maturity date	Within 1 year
Currency	RMB
Effective Interest rate	Average 4.04%
Bank and other borrowings	$ 9,453,804	1,217,067	5,644,519
Bank of China 1 [Member]
Debt Instrument [Line Items]
Type	Bank borrowing
Maturity date	Within 1 year
Currency	RMB
Effective Interest rate	Fixed, 3.10%
Bank and other borrowings	$ 532,200	68,514
Bank of China [Member]
Debt Instrument [Line Items]
Type	Bank borrowing
Maturity date	Within 1 year
Currency	RMB
Effective Interest rate	Fixed, 3.35%
Bank and other borrowings	$ 532,200	68,514
The Bank of East Asia Limited [Member]
Debt Instrument [Line Items]
Type	Bank borrowing
Maturity date	11/2027
Currency	HK$
Effective Interest rate	Floating, 6.55%
Bank and other borrowings	$ 5,559,137	715,674	8,332,287
The Bank of East Asia Limited 1 [Member]
Debt Instrument [Line Items]
Type	Bank borrowing
Maturity date	02/2025
Currency	US$
Effective Interest rate	Floating, 6.72%
Bank and other borrowings	$ 1,102,204	141,896
Standard Chartered Bank (HK) Limited [Member]
Debt Instrument [Line Items]
Type	Bank borrowing
Maturity date	09/2024
Currency	HK$
Effective Interest rate	Fixed, 3.12%
Bank and other borrowings			1,017,384
Far Eastern Lease Co., Ltd [Member]
Debt Instrument [Line Items]
Type	Other borrowing
Maturity date	04/2025
Currency	RMB
Effective Interest rate	Fixed, 6.67%
Bank and other borrowings			$ 5,079,777